Balance Sheet and Reserve Movement of the Company (Reserve Movement) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at 1 January		¥ 13,921,965
Employees share option scheme		(10,640)	¥ 18,004	¥ 22,702
Net profit attributable to shareholders of the Company		6,143,222	5,968,466	3,274,308
Other comprehensive income/(loss)		(810)	18,213	0
Dividends proposed and approved	¥ (2,700,000)	(2,700,000)	(1,080,000)
Balance at 31 December		17,416,056	13,921,965
The Company [member]
Balance at 1 January		13,778,226	8,737,101
Employees share option scheme		51,679	18,004
Net profit attributable to shareholders of the Company		6,274,244	6,084,908
Other comprehensive income/(loss)		(810)	18,213
Dividends proposed and approved		(2,700,000)	(1,080,000)
Balance at 31 December		¥ 17,403,339	¥ 13,778,226	¥ 8,737,101